ASTON/HERNDON LARGE CAP VALUE FUND
ASTON/Herndon Large Cap Value Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/HERNDON LARGE CAP VALUE FUND		Class N Shares	Class I Shares
Management Fees		0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.36%	0.36%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.42%	1.17%
Fee Waiver and/or Expense Reimbursement	[1]	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.31%	1.06%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, through February 28, 2014, to the extent that operating expenses exceed 1.30% of the Fund's average daily net assets with respect to Class N shares and 1.05% of the Fund's average daily net assets with respect to Class I shares (the "Operating Expense Limit"). Prior to February 28, 2014, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's Total Annual Operating Expenses for a class, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, remains at or below the Operating Expense Limit after such reimbursement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example ASTON/HERNDON LARGE CAP VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	133	439	766	1,692
Class I Shares	108	361	633	1,411

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80.56%.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets in securities of large-cap companies that the portfolio manager believes are undervalued compared to their perceived worth. The Fund invests primarily in common stocks and other equity securities. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures. The Fund defines large-cap companies as companies with market capitalizations, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell 1000 Index. The market capitalization range of the Russell 1000 Index changes periodically, and the capitalization of companies in which the Fund invests also changes. As of December 31, 2012, the market capitalization range of the Russell 1000 Index was approximately $313 million to $498.4 billion.

The portfolio manager combines a value-oriented approach with fundamental analysis to seek to identify companies primarily from the Russell 1000 Index that he believes have strong fundamentals and are undervalued relative to other companies comprising the Russell 1000 Index. Companies that meet minimum capitalization and quality screens are evaluated and ranked based on a number of fundamental metrics. The portfolio manager seeks to construct a portfolio that has the following characteristics relative to the Russell 1000 Index:
  Higher quality
  Higher dividend growth rates
  Lower valuation
  Stronger earnings growth
  Lower volatility
To manage risk, the portfolio manager seeks to limit sector and security exposure, maintain sector diversification, maintain a bias towards liquidity and adhere to a disciplined sell process.
PRINCIPAL RISKS
You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund's return may be adversely affected during a market downturn and when value stocks are out of favor.
FUND PERFORMANCE
The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year for the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class N Shares Calendar Year Total Return

Best quarter: 03/12 16.26% Worst quarter: 09/11 (15.38)%
The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns ASTON/HERNDON LARGE CAP VALUE FUND	1 Year	Since Inception	Inception Date
Class N Shares	15.83%	9.02%	Mar. 31, 2010
Class N Shares Return After Taxes on Distributions	14.82%	7.98%	Mar. 31, 2010
Class N Shares Return After Taxes on Distributions and Sale of Fund Shares	10.77%	7.26%	Mar. 31, 2010
Class I Shares	16.24%	5.78%	Mar. 02, 2011
Russell 1000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from March 31, 2010. Index return for Class I shares, since inception, computed from February 28, 2011, is 5.99%.)	17.51%	9.27%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.